CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 138,322	$ 33,137	$ (424,863)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	25,246	20,492	16,611
Amortization	5,869	5,954	6,246
Share based compensation expenses	240,721	224,625	236,836
Amortization of Debt Issuance Costs and Discounts	3,166	4,194	5,213
Changes in accrued interest and exchange rate on short-term and long-term deposits	852	(2,415)	(86)
Non-cash impairment, restructuring and other costs	0	26,699	0
Amortization of premium and discount, accrued interest, and other gains (losses) on marketable debt securities, net	(13,381)	8,346	6,252
Remeasurement loss (gain) on marketable equity securities and investments in privately held companies	(2,536)	(30,608)	200,338
Changes in deferred income taxes, net	(5,196)	(8,784)	(57,865)
Changes in operating lease right-of-use assets	24,246	27,231	45,440
Changes in operating lease liabilities	(33,086)	(31,333)	(45,051)
Foreign Currency Transaction Loss, before Tax	3,906	0	0
Decease (increase) in trade receivables	12,720	(15,308)	(11,719)
Increase in prepaid expenses and other current and long-term assets	(79,484)	(20,105)	(5,912)
Increase (decrease) in trade payables	11,967	(52,455)	(18,514)
Increase (decrease) in employees and payroll accruals	86,550	(29,532)	2,862
Increase in short-term and long-term deferred revenues	74,450	76,193	55,387
Increase in accrued expenses and other current liabilities	3,083	11,915	25,977
Net cash provided by operating activities	497,415	248,246	37,152
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	276,697	625,495	644,809
Investment in short-term and restricted deposits	(170,332)	(297,917)	(766,021)
Investment in trading marketable debt securities	267,209	0	0
Investment in available-for-sale marketable debt securities	0	(6,732)	(202,611)
Proceeds from available-for-sale marketable debt securities	125,176	250,960	290,113
Purchase of property and equipment and lease prepayment	(17,813)	(63,021)	(68,554)
Capitalization of internal use of software	(1,523)	(3,028)	(2,110)
Proceeds from sale of marketable equity securities	22,148	68,671	51,596
Investments in privately held companies	(3,160)	(7,603)	(1,300)
Proceeds from (investment in) other assets	550	(111)	(580)
Net cash provided by (used in) investing activities	(35,466)	566,714	(54,658)
Cash flows from financing activities:
Repayment of convertible notes	0	(362,667)	0
Purchase of treasury shares	(466,302)	(127,017)	(231,873)
Proceeds from exercise of options and ESPP shares	59,576	39,660	42,710
Net cash used in financing activities	(406,726)	(450,024)	(189,163)
Effect of exchange rate changes on cash and cash equivalents	(3,906)	0	0
Increase (decrease) in cash and cash equivalents	51,317	364,936	(206,669)
Cash and cash equivalents at the beginning of the year	609,622	244,686	451,355
Cash and cash equivalents at the end of the year	660,939	609,622	244,686
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	11,326	12,410	11,422
Interest received during the year	36,346	47,696	23,727
Supplemental information for non-cash transactions
Right-of-use assets obtained in exchange for operating lease liabilities	3,545	255,690	142,496
Non-cash purchase of property and equipment	$ 562	$ 3,750	$ 9,368